Grant Date Fair Value of Equity Awards Estimated Using Black-Scholes Option Pricing Model (Detail)	0 Months Ended
	Oct. 08, 2014 USD ($)	Jan. 13, 2014 USD ($)	Feb. 08, 2013	Feb. 06, 2012 CNY	Jan. 13, 2014 Performance Shares USD ($)	Feb. 08, 2013 Minimum USD ($)	Jan. 13, 2014 Minimum Performance Shares	Feb. 08, 2013 Maximum USD ($)	Jan. 13, 2014 Maximum Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.55%	1.58%		0.75%		0.79%	0.27%	0.84%	1.02%
Dividend yield				2.00%
Expected volatility rate	55.73%	49.36%		51.64%		49.43%	44.77%	50.02%	48.68%
Weighted-average expected life	5 years	5 years	5 years	5 years			1 year 8 months 1 day		3 years 8 months 1 day
Estimated forfeiture rate	0.00%	0.00%	0.00%	0.00%	0.00%
Suboptimal exercise factor	2.5	2	2		2
Fair value of the Company's ordinary shares	$ 1.45	$ 2.07		3.25	$ 2.07	$ 0.24		$ 0.66